SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2015
Notes to Financial Statements
NOTE 12. SUBSEQUENT EVENTS

On October 1 and October 8, 2015, the Company appointed two new directors. Each director received an option to purchase 400,000 shares of the Company's common stock at an exercise price of $0.54 per share in consideration for their services as members of the Company's board of directors. The options were issued pursuant to the Company's 2014 Stock Incentive Plan.

Between October 1, 2015 and November 20, 2015, the Company sold an additional 416,667 Units for a purchase price of $0.54 per Unit and 166,667 Units for a purchase price of $0.60 per Unit for gross proceeds of $325,000. Each Unit consists of one share of common stock and one Investor Warrant (see Note 7 – Private Offerings).

On November 24, 2015, a petition for inter partes review (the "Petition") was filed by Mr. J. Kyle Bass and Mr. Erich Spengenberg with the Patent Trial and Appeal Board (the "PTAB") of the U.S. Patent and Trademark Office ("USPTO"), challenging claims of U.S. Patent No. 8.440.170 (the "170 Patent"), titled "Orally Disintegrating Tablets with Speckled Appearance," which patent is owned by Alpex Pharma and is licensed by the Company. The inter partes review procedure allows a party to challenge the patentability of a patent before the PTAB. A patentability trial will commence if the PTAB decides to institute the inter partes review proceedings after considering the Petition and Alpex's preliminary response to the Petition. Pursuant to our agreement with Alpex, it is Alpex's primary responsibility to defend the patents. Alpex is reviewing its options and will inform us of its decision accordingly.  If Alpex elects to not defend this patent, then we have the right to do so. The 170 patent relates to the appearance of the Suprenza tablets and we believe that loss of this patent  will not have any impact on the Suprenza sales. Since we have already settled with Zydus on the main patent and we fully expect to have competition to our Suprenza, we are unlikely to defend this patent.